CONCESSION ARRANGEMENTS RIGHTS - Financial assets in concession arrangements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	$ 280,746,878
Adjustment to fair value	350,919	$ 323,685	$ 278,751
Impairment expense	(4,185,037)	(4,182,394)	(2,493,148)
Financial assets at end of period	304,853,883	280,746,878
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	19,332,588
Financial assets at end of period	24,400,493	19,332,588
Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	236,970,165
Impairment expense	(4,826,291)	(4,802,074)	(3,179,476)
Financial assets at end of period	251,981,889	236,970,165
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	17,812,820	16,153,016	13,081,532
Additions or new concession arrangements	1,177,274	995,993	1,695,025
Collections during the year	(971,634)	(1,144,396)	(732,647)
Adjustment to fair value	350,919	323,685	278,751
Accrued interest	861,175	1,493,115	1,831,326
Impairment expense	(709)	(223)	(1,220)
Effect of movements in exchange rates	30,396	(8,370)	249
Financial assets at end of period	19,260,241	17,812,820	16,153,016
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	3,830,916
Financial assets at end of period	4,181,835	3,830,916
Service concession arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	13,981,904
Financial assets at end of period	15,078,406	13,981,904
Energy and Gas concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	3,945,479	3,512,055	3,228,480
Additions or new concession arrangements	76,572	118,109	4,575
Collections during the year	(74,231)
Adjustment to fair value	350,919	323,685	278,751
Effect of movements in exchange rates	30,396	(8,370)	249
Financial assets at end of period	4,329,135	3,945,479	3,512,055
Energy and Gas concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	3,830,916	3,507,231	3,228,480
Adjustment to fair value	350,919	323,685	278,751
Financial assets at end of period	4,181,835	3,830,916	3,507,231
Energy and Gas concession arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	114,563	4,824
Additions or new concession arrangements	76,572	118,109	4,575
Collections during the year	(74,231)
Effect of movements in exchange rates	30,396	(8,370)	249
Financial assets at end of period	147,300	114,563	4,824
Infrastructure concession arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	13,867,341	12,640,961	9,853,052
Additions or new concession arrangements	1,100,702	877,884	1,690,450
Collections during the year	(897,403)	(1,144,396)	(732,647)
Accrued interest	861,175	1,493,115	1,831,326
Impairment expense	(709)	(223)	(1,220)
Financial assets at end of period	$ 14,931,106	$ 13,867,341	$ 12,640,961